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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment [ ]; Amendment number: ________ This Amendment (Check only one.): [ ] is a restatement.
            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
Name:    Calvert Asset Management Company
Address: 4550 Montgomery Avenue, Suite 1000N
         Bethesda, MD 20814

Form 13F File Number: 028-05129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:          Augusto D. Macedo
Title:         Assistant General Counsel, Compliance
Phone:         (301) 951-4847
Signature, Place, and Date of Signing:
       /s/Augusto D. Macedo      Bethesda, Maryland  07/08/2011
       [Signature]                    [City, State]     [Date]
Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File Number           Name
801-28078            Acadian Asset Management, Inc.
801-52179            Atlanta Capital Management Company, LLC
801-44394            Bridgeway Capital Management, Inc.
801-62371            Channing Capital
801-00241            David L. Babson & Co.
801-21343            Eagle Asset Management
801-06709            Fred Alger Management, Inc.
801-26535            New Amsterdam Partners, LLC
801-11312            OFI Institutional Asset Management
801-52528            Profit Investment Management
801-50177            Renaissance Investment Management
801-60103            SSGA Funds Management, Inc.
801-17853            Thornburg Investment Management
801-38103            Union Heritage Capital Management
801-55795            World Asset Management, LLC